Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Income Taxes

13. Income Taxes

The quarterly provision for or benefit from income taxes is computed based upon the estimated annual effective tax rate and the year-to-date pre-tax (loss) income and other comprehensive (loss) income. The Company did not record a provision or benefit for income taxes during the three and nine months ended September 30, 2023 and 2022, respectively.

For the three and nine months ended September 30, 2023, the Company recorded non-taxable income of $0.1 million and $8.3 million, respectively, related to a change in the fair value of a warrant liability. The Company incurred taxable losses in 2022 and projects further taxable losses for 2023. The Company did not record a benefit from income taxes because, based on evidence involving its ability to realize its deferred tax assets, the Company recorded a full valuation allowance against its deferred tax assets.

13. Income Taxes

The Company did not record a provision for income taxes for the years ended December 31, 2022 and December 31, 2021 due to a full valuation allowance against its deferred tax assets.

The difference between the provision for income taxes and income taxes computed using the effective U.S. federal statutory rate is as follows:

	Year Ended December 31,
	2022	2021
Federal tax statutory rate	21.0%	21.0%
State tax, net of federal benefit	7.2	7.1
Research and development credits	0.6	1.9
Non-deductible expenses	2.9	(2.3)
Change in valuation allowance	(31.7)	(27.7)
Effective tax rate	—%	—%

Significant components of the Company’s deferred tax assets are as follows:

	Year Ended December 31,
	2022	2021
Net operating loss carryforwards	$5,511,086	$3,524,526
Research and development credits	324,661	255,656
Capitalized research and development costs	1,429,419	—
Capitalized start-up costs	860,853	—
Other, net	373,936	351,836
Total gross deferred tax assets	8,499,983	4,132,018
Valuation allowance	(8,499,983)	(4,132,018)
Net deferred tax assets	$—	$—

As of December 31, 2022 and 2021, a full valuation allowance of $8,499,983 and $4,132,018, respectively, was established against its deferred tax assets due to the uncertainty surrounding the realization of such assets. The valuation allowance increased by $4,012,802 and $3,323,197 in 2022 and 2021, respectively, due to the increase in the deferred tax assets by the same amount; primarily due to net operating loss carryforwards and the mandatory capitalization of qualified research and development expenses in 2022.

As of December 31, 2022, the Company had federal and state net operating loss carryforwards of $18,224,037 and $24,505,008, respectively. As of December 31, 2021, the Company had federal and state net operating loss carryforwards of $12,468,027 and $13,221,253, respectively. Federal net operating losses carryforward indefinitely. State net operating loss carryforwards will begin to expire in 2026.

The Company had estimated federal research and development credit carryforwards of $93,915 and $91,217 as of December 31, 2022 and 2021, respectively. The federal research tax credit carryforwards will begin to expire in 2040. The Company had estimated state research and development credit carryforwards of $292,083 and $208,150 as of December 31, 2022 and 2021, respectively. The California state credits carryforward indefinitely.

Pursuant to Section 382 and 383 of the Internal Revenue Code (“IRC”), utilization of the Company’s federal net operating loss carryforwards and research and development credit carryforwards may be subject to annual limitations in the event of any significant future changes in its ownership structure. These annual limitations may result in the expiration of net operating loss and research and development credit carryforwards prior to utilization. The Company has not completed an IRC Section 382 and 383 analyses regarding the limitation of net operating loss and research and development credit carryforwards.

No liability is recorded on the financial statements related to uncertain tax positions. There are no unrecognized tax benefits as of December 31, 2022 and 2021. The Company does not expect that uncertain tax benefits will materially change in the next 12 months.

The Company’s policy is to record estimated interest and penalties related to uncertain tax benefits as income tax expense. As of December 31, 2022 and 2021, the Company had no accrued interest or penalties recorded related to uncertain tax positions.

The Company is subject to taxation in the U.S. and various state jurisdictions. The Company’s tax returns since inception are subject to examination by the U.S. and various state tax authorities. The Company is not currently undergoing a tax audit in any federal or state jurisdiction.

On March 27, 2020, the Coronavirus Aid, Relief and Economic Security (“CARES”) Act was enacted and signed into law and GAAP requires recognition of the tax effects of new legislation during the reporting period that includes the enactment date. The CARES Act includes changes to the tax provisions that benefits business entities and makes certain technical corrections to the 2017 Tax Cuts and Jobs Act. The tax relief measures for businesses in the CARES Act include a five-year net operating loss carryback for certain net operating losses, suspension of the annual deduction limitation of 80% of taxable income for certain net operating losses, changes in the deductibility of interest, acceleration of alternative minimum tax credit refunds, payroll tax relief, and a technical correction to allow accelerated deductions for qualified improvement property. The CARES Act also provides other non-tax benefits to assist those impacted by the pandemic. The Company evaluated the impact of the CARES Act and determined that there is no material impact to the income tax provision for the years ended December 31, 2022 and 2021.

The Consolidated Appropriation Act (“CAA”) of 2021 was signed into law by the President, December 27, 2020, containing the most recent COVID-19 relief provisions as well as many tax provisions including renewals of several popular tax extenders. The Company evaluated the impact of the CAA and determined that there is no material impact to the income tax provision for the years ended December 31, 2022 and 2021.